Stock-Based Compensation (Schedule of Estimated Fair Value of Common Units) (Detail) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Common Class A [Member]
Estimated Fair Value Of Common Unit Class	$ 2.47	$ 1.50
Common Class A [Member] | Zayo Professional Services [Member]
Estimated Fair Value Of Common Unit Class	$ 0.09	$ 0.20
Common Class B [Member]
Estimated Fair Value Of Common Unit Class	$ 2.22	$ 1.34
Common Class C [Member]
Estimated Fair Value Of Common Unit Class	$ 1.92	$ 1.14
Common Class D [Member]
Estimated Fair Value Of Common Unit Class	$ 1.86	$ 1.10
Common Class E [Member]
Estimated Fair Value Of Common Unit Class	$ 1.62	$ 0.95
Common Class F [Member]
Estimated Fair Value Of Common Unit Class	$ 1.44	$ 0.75
Common Class G [Member]
Estimated Fair Value Of Common Unit Class	$ 0.82	$ 0.46
Common Class H [Member]
Estimated Fair Value Of Common Unit Class	$ 0.70	$ 0.38
Common Class I [Member]
Estimated Fair Value Of Common Unit Class	$ 0.45
Common Class J [Member]
Estimated Fair Value Of Common Unit Class	$ 0.33
Common Class K [Member]
Estimated Fair Value Of Common Unit Class	$ 0.29